SHAREHOLDERS' DEFICIENCY - Share option plan (Details) - Share Option Plan [Member]	12 Months Ended
Dec. 31, 2021 shares
Share option plans
Authorized awards (in shares)	7,611,725
Vesting period	4 years
Expiration period	10 years
Available for future grants (in shares)	442,439